Related Parties (Details) - JPY (¥) ¥ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Parties [Line Items]
Transaction revenue			¥ 6,397	¥ 848	¥ 5
Percentage of entity's revenue	5.00%		5.00%
Subsequently repaying	¥ 5,448	¥ 6,000	¥ 7,887		¥ 3,000
Interest rate	1.75%
Total amount of commitment line borrowing	¥ 43		8,900	6,200
Outstanding balance	500
Realized gain	23
Foreign exchange forward transaction amount	1
Subsidiaries [Member]
Related Parties [Line Items]
Borrowing			751
Subsidiaries [Member] | Line Of Credit 6,000 Million [Member]
Related Parties [Line Items]
Line of credit, aggregate commitments			6,000
Subsequently repaying			6,000
Subsidiaries [Member] | Line Of Credit 2,400 Million [Member]
Related Parties [Line Items]
Line of credit, aggregate commitments			2,304
Borrowing			¥ 751
Interest rate			5.69%
Subsidiaries [Member] | Line Contract [Member]
Related Parties [Line Items]
Line of credit, aggregate commitments	2,304		¥ 2,304
Borrowing	¥ 1,800		751
Interest rate	5.68%
Other related parties [member]
Related Parties [Line Items]
Derivative gains				55
Outstanding balance				¥ 2
Other related parties [member] | Financial assets at fair value through other comprehensive income, category [member]
Related Parties [Line Items]
Outstanding balance			2
Coincheck, Inc. [Member]
Related Parties [Line Items]
Transaction revenue	¥ 1,715	¥ 1,619
Subsidiaries [Member] | Line of Credit [Member]
Related Parties [Line Items]
Line of credit, aggregate commitments	¥ 6,000		6,000
Derivatives [member] | Financial assets at fair value through other comprehensive income, category [member]
Related Parties [Line Items]
Total amount of commitment line borrowing			43
Derivatives [member] | Other related parties [member]
Related Parties [Line Items]
Derivative gains			¥ 9